CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable and Accrued Liabilities (Details) RUB in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB
Accounts Payable and Accrued Liabilities
Trade accounts payable and accrued liabilities	$ 129.4	RUB 7,852	RUB 6,015
Salary and other compensation expenses payable/accrued to employees	27.8	1,680	979
Total accounts payable and accrued liabilities	$ 157.2	RUB 9,532	RUB 6,994